PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jan. 01, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	$ 7,506
Accounting policy change	721	$ 0
Derecognized from loss of control of subsidiaries	(11,499)	0
Balance at the end of period	6,854	7,506
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	7,461	5,451
Acquisitions through business combinations	0	1,748
Additions	193	490
Disposals	(18)	(21)
Foreign currency translation	(16)	(207)
Derecognized from loss of control of subsidiaries	789	0
Balance at the end of period	6,953	7,461
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	1,049	756
Derecognized from loss of control of subsidiaries	7	0
Revaluation (loss) gains, net	0	293
Balance at the end of period	1,042	1,049
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	(1,004)	(750)
Disposals	16	18
Foreign currency translation	2	19
Derecognized from loss of control of subsidiaries	(7)	0
Depreciation	(162)	(291)
Balance at the end of period	$ (1,141)	$ (1,004)
IFRS 16 | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Accounting policy change			$ 122